EVENTS AFTER THE REPORTING DATE	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
EVENTS AFTER THE REPORTING DATE
NOTE 16:-	EVENTS AFTER THE REPORTING DATE

In March 2019, the Company completed the acquisition of Kaalbi Technologies Private Ltd. (“ShieldSquare”), a company engaged in in Bot mitigation and Bot management solutions for a total consideration of $14,000.